Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000000734 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
C000000734 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[1]
C000000734 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
C000000734 [Member] | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000000734 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000000734 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000000734 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000000734 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000000734 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000000734 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000000734 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000000734 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000000734 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000734 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000000734 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000000734 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000000734 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000734 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000734 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000734 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000734 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000734 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000766 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000766 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000766 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000766 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000766 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000766 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000766 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000766 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000766 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000000766 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000766 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000000766 [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000000766 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000000766 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000000766 [Member] | U S Government Agencies Mortgage Backed Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000000766 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000000766 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000766 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000766 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000766 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000766 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000766 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000766 [Member] | U S Government Agencies Mortgage Backed Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000000766 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000765 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000765 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000765 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000765 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000765 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000765 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000765 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000765 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000765 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000000765 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000765 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000000765 [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000000765 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000000765 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000000765 [Member] | U S Government Agencies Mortgage Backed Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000000765 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000000765 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000765 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000765 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000765 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000765 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000765 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000765 [Member] | U S Government Agencies Mortgage Backed Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000000765 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.